FINANCIAL RESULT	12 Months Ended
Dec. 31, 2023
FINANCIAL RESULT.
FINANCIAL RESULT

NOTE 36 - FINANCIAL RESULT

	12/31/2023	12/31/2022	12/31/2021
Financial revenue
Interest income, fines, commission and fees	153,458	997,434	756,395
Revenue from financial investments	2,862,488	2,211,854	619,729
Additional of moratorium on electricity	165,978	252,637	325,943
Revenue on interest on dividends	—	10,950	—
Other financial income	479,159	566,848	319,638
(-) Taxation on financial revenue	(578,163)	(611,964)	(415,961)
	3,082,920	3,427,759	1,605,744
Financial expenses
Debt charges	(6,463,585)	(4,705,030)	(2,804,816)
Charges from obligations with CDE	(2,292,321)	(1,097,038)	—
River Basin Revitalization Charges	(355,430)	(187,023)	—
Other financial expenses	(1,109,907)	(804,999)	(549,140)
	(10,221,243)	(6,794,090)	(3,353,956)

Financial results, net
Monetary adjustments - CDE	(1,384,392)	(197,580)	(34,520)
Monetary adjustments - hydrographic basins	(331,760)	(23,017)	—
Monetary adjustments¹	(1,795,913)	(877,025)	—
Exchange rate changes	169,904	446,852	(385,049)
Variation of net fair value of the protected debt (hedge) of the derivative	(908,381)	—	—
Variation of the derivative financial instrument not linked to debt protection	(613,256)	(356,494)	725,826
	(4,863,798)	(1,007,264)	306,257

	(12,002,121)	(4,373,595)	(1,441,954)

¹ Represent, substantially, the monetary adjustments of the loan obligations, financing and debentures.

Accounting Policy

The financial results post, mainly, the charges on debts, including on loans, financing and debentures (see note 23), the charges on obligations with CDE, and the revitalization of river basins (see note 30), the interest on lease liabilities, and the revenues from financial investments.

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing on the date of the transactions. Exchange gains and losses resulting from the conversion at the exchange rate at the end of the financial year are recognized in the income statement as a financial expense or income.